Collateralized Accounts Receivable and Recourse and Non-Recourse Debt - Summary of Recourse and Non-Recourse Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [abstract]
Recourse debt	$ 330.6	$ 347.0
Non recourse debt	10.8	17.1
Adjustments for decrease increase in non recourse and recourse debt	341.4	364.1
Current portion	324.0	17.6	$ 22.9
Non-current portion	$ 17.4	$ 346.5	$ 351.0